Capital and Reserves - Schedule of Share Capital and Share Premium (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of classes of share capital [Line Items]
Beginning balance	$ 891,187	$ 862,292	$ 1,357,368
Shares issued during the year on exercise of share based awards	36,645	38,399	41,648
Ending balance	896,475	891,187	862,292
Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	53	52	52
Ending balance	53	53	52
Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	2,021,197	1,985,555	1,977,318
Ending balance	$ 2,034,663	$ 2,021,197	$ 1,985,555
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Beginning balance	65,065,075	63,586,903
Shares issued during the year on exercise of share based awards	540,966	1,478,172
Ending balance	65,606,041	65,065,075	63,586,903
Ordinary shares [member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	$ 33	$ 32
Shares issued during the year on exercise of share based awards		1
Ending balance	33	33	$ 32
Ordinary shares [member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	803,277	767,635
Shares issued during the year on exercise of share based awards	13,466	35,642
Ending balance	$ 816,743	$ 803,277	$ 767,635
Class B Shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	39,667,911	39,667,911
Ending balance	39,667,911	39,667,911	39,667,911
Class B Shares [Member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	$ 20	$ 20
Ending balance	20	20	$ 20
Class B Shares [Member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	1,217,920	1,217,920
Ending balance	$ 1,217,920	$ 1,217,920	$ 1,217,920